Investment In SABMiller (Equity Method Investments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment In SABMiller [Abstract]
Equity earnings	$ 703	$ 578	$ 407
Gains resulting from issuances of common stock by SABMiller	27	50	193
Earnings from equity investment in SABMiller	$ 730	$ 628	$ 600